Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash	$ 23,973	$ 37,136	$ 76,241
Inventory, net	18,471	17,962	44,686
Prepaid expenses and other current assets	33,375	32,935	56,719
Contingent sale consideration receivable, current portion	1,463,518	1,463,518	1,463,518
Total Current Assets	1,539,337	1,551,551	1,641,164
Property and equipment, net of accumulated depreciation	48,665	74,705	176,576
Right of use lease assets	37,789	76,090	361,109
Deposits, long term portion			44,140
Total Assets	1,625,791	1,702,346	2,222,989
Current Liabilities
Accounts payable, accrued expenses and other current liabilities	942,741	821,480	765,312
Contract liabilities	30,598	25,924	232,545
Lease liability, current portion	37,789	75,168	208,549
Derivative financial instruments	40,196	23,846
Notes payable, current portion, net of unamortized original issue discount	521,615	389,652	127,095
Indemnification liability	143,974	143,974	143,974
Total Current Liabilities	8,197,590	7,013,275	4,689,996
Long-Term Liabilities
Lease liability, long term portion		922	153,592
Government and other notes payable, long term portion	450,000	450,000	508,610
Total Liabilities	8,647,590	7,464,197	5,352,198
Commitments and contingencies
Shareholders’ Deficit
Common stock, Value Issued	294	288	282
Series B convertible preferred stock, Value Issued	2,750	2,750	2,750
Common stock issuable, Value Issued	61,356	61,349	161,632
Additional paid-in capital	45,110,670	44,712,980	44,870,742
Accumulated deficit	(52,196,869)	(50,539,218)	(48,164,615)
Total Shareholders’ Deficit	(7,021,799)	(5,761,851)	(3,129,209)
Total Liabilities and Shareholders’ Deficit	1,625,791	1,702,346	2,222,989
Related Party
Current Liabilities
Notes payable and other amounts due to related party, net of unamortized original issue discount	$ 6,480,677	$ 5,533,231	$ 3,212,521